Exceptions Report: 1/31/2024
Loan Information										Exception Information					Initial Overall Grades	Final Overall Grades	Event Level
Loan Number	Alt Number	Property State	Purpose	Occupancy	Property Type	DTI	FICO	LTV	Note Original Balance	Exception Note	Exception General Comment	Comments	Condition	Exception Status	DBRS	DBRS	Grade
242NQM693	XXXXXX	FL	Purchase	Non-Owner Occupied	PUD	0.00	760	65.00%	XXXXXX	Hazard Insurance - The acceptable threshold for hazard insurance coverage must be equal to the lesser of (i) XXXX of the insurable value of the improvements, as established by the property insurer (or Appraiser) using a Replacement Cost Estimator (“RCE”) , or (ii) the unpaid principal balance of the mortgage. In this case, the insurance coverage is XXXX, however, XXXX of the RCI is XXXX which is insufficient coverage for the subject property.

Credit - Eligiblity - According to the underwriting guidelines,  for LTVs less than or equal to XXXX,  (XXXX) tradelines are required but only  (XXXX) of the tradelines needs to be seasoned greater than  (XXXX) years. In this case, the LTV is XXXX, however, the borrower only has XXXX tradelines with XXXX seasoned for more the XXXX years.

											Hazard Insurance - 12/14/2023: Document provided to cure. Credit - Eligiblity - 12.15 Cleared with VOM in file - documentation does not specifically meet guidelines but is an alternative. VOM is from a foreign bank and not added to the credit report. Remains a non-material B grade.		No	Cleared Exception	C	B	2
242NQM694	XXXXXX	CA	Purchase	Owner Occupied	Condo High-Rise	43.51	782	67.81%	XXXXXX	Income - The borrower's income qualifying is a base income plus other income. In this case, the base income is supported by a bi-weekly base income, although the borrower's annual income can support the qualifying, the source other of XXXX/months is not verified in the loan file. Provide verification on the source of the additional income used for qualification. DTI pending.	Income - 12.19 Asset depletion income recalculated and included.		No	Cleared Exception	C	A	1
2